ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Sep. 30, 2025
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At September 30, 2025 and March 31, 2025, accounts payable and accrued liabilities were comprised of the following (in thousands):

	September 30,
	2025
	(Unaudited)	March 31, 2025
Accounts payable	$1,597	$427
Accrued bonuses and other payroll-related expenses	64	89
Accrued accounting and auditing fees	26	155
Accrued legal fees	1,214	60
Accrued other professional fees	–	262
Due to executives	166	–
Accrued CRO	–	80
Accrued clinical and R&D services	–	14
Other	532	13
Total accounts payable and accrued liabilities	$3,599	$1,100